Other income/(expenses), net - Disclosure of other income (expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Research and development tax credit	€ 550	€ 2,792
Grant income	2,496	1,951
Gain/(loss) on disposal of fixed assets and intangible assets, net	(14)	(230)
Gain/(loss) from revaluation of lease agreements	(1)	0
Taxes, duties, fees, charges, other than income tax	(136)	(215)
Miscellaneous income/(expenses), net	44	258
OTHER INCOME AND EXPENSES, NET	€ 2,939	€ 4,555